15. Commitments and contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Office machines
Contractual obligations

Set forth below is information concerning our known contractual obligations as of March 31, 2014 that are fixed and determinable by year starting with the year ending December 31, 2014.

					2017 and
	Total	2014	2015	2016	Later
Notes payable	$2,931,593	$2,931,593	$–	$–	$–
Deferred Salary	838,476	838,476	–	–	–
Rent obligations	1,260,644	677,737	339,958	242,949	–
Accrued board fees	1,515,820	1,515,820	–	–
Employee contracts: other	3,931,156	1,181,411	1,341,000	1,273,732	135,013
Accrued interest	634,370	634,370	–	–	–
Total	$11,112,059	$7,779,407	$1,680,958	$1,516,681	$135,013

					2017 and
	Total	2014	2015	2016	Later
Notes Payable	$1,867,002	$1,867,002	$–	$–	$–
Rent Obligations	1,121,495	878,546	242,949	–	–
Deferred Salary	571,328	571,328	–	–	–
Accrued Interest	89,472	89,472	–	–	–
Employee Contracts	3,931,156	1,181,411	1,341,000	1,273,732	135,013
Employee Contracts: Other	156,358	156,358	–	–	–
Total	$7,736,811	$4,744,117	$1,583,949	$1,273,732	$135,013